The breakdown of the balance of this item, by type of instrument, is as follows: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Or Losses On Financial Assets And Liabilities
Financial Assets Measured At Fair Value Through Profit Or Loss		R$ 1,555,837	R$ 711,949	R$ 252,253
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	[1]	3,519,626	12,122,794	2,391,080
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss		205,016	172,828	11,501
Financial Assets Not Measured At Fair Value Through Profit Or Loss		(665,853)	(239,054)	(57,522)
Financial Assets available-for-sale
Debt instruments		(432,510)	(207,011)	(46,136)
Equity instruments		(233,344)	(32,043)	(11,386)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net		(4,392,844)	229,543	(134,767)
Total		R$ 221,782	R$ 12,998,060	R$ 2,462,545

[1]	Includes the exchange hedge of the Bank’s interest in Cayman (note 23).